Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of deferred income tax assets and liabilities

	December 31, 2017	December 31, 2016
Taxes losses carryforward	4,471	6,194
Temporary differences:
Employee post retirement obligations	684	620
Provision for litigation	457	215
Timing differences arising on assets	1,268	1,264
Fair value of financial instruments	549	167
Allocated goodwill	(2,433)	(2,247)
Others	(77)	(570)

	448	(551)

Total	4,919	5,643

Assets	6,638	7,343
Liabilities	(1,719)	(1,700)

	4,919	5,643

Schedule of changes in deferred tax

	Assets	Liabilities	Total
Balance at December 31, 2015	7,904	1,670	6,234

Taxes losses carryforward	(1,391)	—	(1,391)
Timing differences arising on assets	298	—	298
Fair value of financial instruments	(802)	—	(802)
Allocated goodwill	—	(342)	342
Others	(285)	—	(285)

Effect in income statement	(2,180)	(342)	(1,838)
Transfers between asset and liabilities	322	322	—
Translation adjustment	900	36	864
Other comprehensive income	(19)	14	(33)
Effect of discontinued operations
Income tax	627	—	627
Transfer to net assets held for sale	(211)	—	(211)

Balance at December 31, 2016	7,343	1,700	5,643

Taxes losses carryforward	(2,143)	—	(2,143)
Timing differences arising on assets	103	—	103
Fair value of financial instruments	388	—	388
Allocated goodwill	—	(109)	109
Others	897	—	897
Effect in income statement	(755)	(109)	(646)
Transfers between asset and liabilities	40	40	—
Translation adjustment	(24)	75	(99)
Other comprehensive income	(68)	13	(81)
Effect of discontinued operations
Income tax	102	—	102

Balance at December 31, 2017	6,638	1,719	4,919

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Year ended December 31
	2017	2016	2015
Income (loss) before income taxes	7,829	7,984	(17,679)
Income taxes at statutory rates - 34%	(2,662)	(2,715)	6,011
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders’ equity	728	87	356
Tax incentives	372	344	61
Equity results	35	107	(151)
Unrecognized tax losses of the year	(432)	(708)	(901)
Nondeductible effect of impairment	(43)	(97)	(1,865)
Others	507	201	1,738

Income taxes	(1,495)	(2,781)	5,249